CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017 [1]
Non-current assets
Property, plant and equipment	$ 38,685,519	$ 34,160,708
Investments in associates	72,670	55,924
Other financial assets at amortised cost	8,760	21,369
Deferred income tax asset	4,529	4,245
Other receivables	8,233	17,874
Trade receivables	0	4,511
Total non-current assets	38,779,711	34,264,631
Current assets
Other receivables	2,663,058	1,026,603
Inventories	360,274	183,745
Trade receivables	3,114,499	3,002,432
Contract assets	156,672	0
Derivative financial instruments	218,272	0
Other financial assets at amortised cost	5,714	2,134,111
Other financial assets at fair value through profit or loss	0	325,158
Cash and cash equivalents	16,644,827	3,916,747
Total current assets	23,163,316	10,588,796
Total assets	61,943,027	44,853,427
EQUITY
Common stock	18,347,477	18,667,034
Treasury shares	319,557	0
Cost of acquisition of treasury shares	(1,420,926)	0
Legal reserve	650,221	650,221
Future capital expenditures reserve	69,851	69,851
Future dividends reserve	991,627	1,557,240
Accumulated retained earnings	11,987,488	4,335,231
Non-controlling interests	10	12
Total equity	30,945,305	25,279,589
Non-current liabilities
Deferred income tax liabilities	2,228,094	6,460,995
Advances from customers	0	1,535,140
Contract liabilities	1,469,051	0
Loans	20,154,216	4,680,011
Total non-current liabilities	23,851,361	12,676,146
Current liabilities
Provisions	371,168	289,901
Contract liabilities	129,578	0
Advances from customers	0	216,820
Other payables	80,674	49,531
Taxes payables	202,222	142,562
Income tax payable	2,444,210	1,743,257
Payroll and social security taxes payable	383,636	347,274
Loans	442,836	1,962,609
Trade payables	3,092,037	2,145,738
Total current liabilities	7,146,361	6,897,692
Total liabilities	30,997,722	19,573,838
Total equity and liabilities	$ 61,943,027	$ 44,853,427

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)